Accruals and Other Current Liabilities - Schedule of Accruals and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accruals and Other Current Liabilities [Abstract]
Accrued payroll and welfare expenses	$ 10	$ 8
Accrued professional fee	266	156
Accrued advisory services fee	111
Accrued information technology expenses	101
Accrued interest expenses	5
Other accruals and payables	31	68
Total	$ 524	$ 232